September 25, 2006

By EDGAR

Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention: Filing Desk

National City Mortgage Capital LLC
Registration Statement on Form S-3 relating to Mortgage Pass-Through
Certificates and Mortgage-Backed Notes

Ladies and Gentlemen:

On behalf of National City Mortgage Capital LLC (the “Registrant”), we have caused to be filed with you electronically under EDGAR, the above-captioned registration statement on Form S-3. In addition, we have been advised that payment of the filing fee, in the amount of $107.00 was previously paid to you.

The objective of the above-captioned Registration Statement is to respond to the SEC Comment Letter to National City Mortgage Capital LLC dated August 3, 2006. These comments and our corresponding responses may be found below. Please do not hesitate to contact us with any questions you may have.

Registration Statement on Form S-3

General

1. Please confirm that the depositor or any issuing entity previously established, directly or indirectly, by the depositor or any affiliate of the depositor has been current and timely with Exchange Act reporting during the last twelve months with respect to asset-backed securities involving the same asset class. Please refer to General Instruction I.A.4. of Form S-3. Also, please provide us with the CIK codes for any affiliate of the depositor that has offered a class of asset-backed securities involving the same asset class as this offering.

We confirm that the depositor has been current and timely with Exchange Act reporting during the past twelve months. We also confirm that, as of the date hereof, no issuing entity has ever been established by the depositor. We also confirm that no issuing entity previously established, directly or indirectly, by any affiliate of the depositor has issued or offered asset-backed securities involving the same asset class as this offering.

2. Please confirm that all material terms to be included in the finalized agreements will also be disclosed in the final Rule 424(b) prospectus, or that finalized agreements will be filed simultaneously with or prior to the final prospectus. Refer to Item 1100(f) of Regulation AB.

We confirm that all material terms of the operative agreements for a takedown will be disclosed in the final Rule 424(b) prospectus supplement and prospectus, and that final versions of such operative agreements will be filed as soon as practicable following the closing date.

3. Please confirm that you will file unqualified legal and tax opinions at the time of each takedown.

We confirm that we will file unqualified legal and tax opinions at the time of each takedown.

4. Please note that a takedown off of a shelf that involves assets, structural features, credit enhancement or other features that were not described in the base prospectus will usually require either a new registration statement, if to include additional assets, or a post-effective amendment. Refer to Rule 409 of the Securities Act, which requires that the registration statement be complete at the time of effectiveness, except for information that is not known or reasonably available. Please confirm for us that the base prospectus includes all assets, credit enhancements or other structural features reasonably contemplated to be included in an actual takedown.

We confirm that the base prospectus includes all assets, credit enhancements  and other structural features reasonably contemplated to be included in an actual takedown.

5. Please revise throughout the documents to use the terminology set forth in Regulation AB. For example, we note that on the cover pages of your base prospectus and prospectus supplements and in the summary sections, you refer to “the trust” instead of “the issuing entity.” Revise throughout the document as appropriate.

The base prospectus and prospectus supplements have been revised to better reflect the terminology set forth in Regulation AB.

Prospectus Supplements

Cover Page

6. Please revise to include the aggregate amount of securities being offered on the cover page of your first prospectus supplement.

Please see the revisions made to the cover page of such prospectus supplement where we have now identified the aggregate amount of securities being offered.

7. Please revise the second sentence in the box on your cover page to accurately reflect the language of Item 1102(d) of Regulation AB.

Please see the revised language in the box on the cover page of each prospectus supplement (appropriately modified to the transaction as per Item 1102(d) of Regulation AB - i.e. ownership interests in the issuing entity in a pass-through certificates offering, or obligations of the issuing entity in a notes offering).

8. Please ensure that the credit enhancement you list on the cover page and discuss in the summary section is consistent with the credit enhancement you describe in the body of your prospectus supplements. For example, we note that in the first prospectus supplement you plan to use a cap contract and subordination but neither of these forms of credit enhancement are reflected on the cover. Similarly, in your second prospectus supplement, you indicate in the body of the supplement that you will use overcollateralization but do not discuss it in the summary section or disclose it on the cover. Revise accordingly.

Please see the revised language that has been added to the cover page of each prospectus supplement. The cap contract in this case is not credit enhancement, but is a derivative instrument subject to Item 1115 of Regulation AB.

The Insurer, page S-62

9. We note your statement that no representation is made by the Depositor or the Underwriter as to the accuracy and completeness of the information supplied by the insurer. A disclaimer of liability for material information provided by the issuer or underwriters or any of their affiliates is not appropriate. Please revise the disclaimer here, and delete any other similar disclaimers in the prospectus.

Please see the revised introduction to the section relating to the insurer showing the removal of such inappropriate disclaimer. In addition, similarly inappropriate disclaimers were removed from other places in the prospectus supplement. None were found in the base prospectus.

Base Prospectus

Cover Page

10. We note that in addition to naming several specific types of credit enhancement, you indicate that “other types of credit support” and “other financial assets” may be used. Please revise to remove this catch-all language.

Please see the revised language on the cover page.

Cash Flow Agreements, page 85

27. Please revise the first sentence of this section to clarify that cash flow agreements will be limited to interest rate or currency arrangement instead of indicating that cash flow agreements “such as” interest rate exchange agreements, etc., may be used. Additionally, remove your reference to “similar agreements” or revise to specifically list all agreements to which you refer.

Please refer to the updated disclosure on page 85.

In addition to revisions to the base prospectus and forms of prospectus supplement made in response to SEC comments, some additional clarifying changes were made relating to the roles of sponsor, mortgage loan seller, originator and master servicer in takedowns where the applicable entities are affiliates of the Registrant. These changes reflect recent organizational changes that occurred at the Registrant’s parent company and at the Registrant’s asset origination affiliate. If you require any additional information, please call the undersigned at 212.912.7889.

Very truly yours,

/s/ Marian Dawood-Azib
Marian Dawood-Azib